Vessels, Net	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Vessels, Net

5.	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	$138,060	$(22,286)	$115,774
Depreciation	—	(4,119)	(4,119)
Vessel impairment charge	(2,500)	957	(1,543)
Balance September 30, 2018	$135,560	$(25,448)	$110,112

As of March 31, 2018, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently, the carrying value of these vessels was written down to its fair value resulting in a total impairment charge of $1,543 that was charged against Vessels, net, based on level 2 inputs of the fair value hierarchy, as discussed in Note 10.

All of the Company’s vessels have been pledged as collateral to secure the loans discussed in Note 7.